Loss Per Share - Schedule of Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (483,937)	$ (224,053)	$ (239,697)
Less: Redeemable preferred stock dividends	(40,426)	(40,536)	(23,923)
Less: preferred stock redemptions, net	0	(52,658)	0
Net loss attributable to common stockholders – basic	$ (524,363)	$ (317,247)	$ (263,620)
Denominator:
Weighted average common stock outstanding - basic (in shares)	526,730,261	73,851,108	65,619,361
Weighted average common stock outstanding - diluted (in shares)	526,730,261	73,851,108	65,619,361
Loss per share - basic (in dollars per share)	$ (1.00)	$ (4.30)	$ (4.02)
Loss per share - diluted (in dollars per share)	$ (1.00)	$ (4.30)	$ (4.02)